Bonds and Loans - Schedule of Composition of Bonds (Details) € in Millions, ¥ in Millions, $ in Millions	Mar. 31, 2023 JPY (¥)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 JPY (¥)	Mar. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Bonds	¥ 3,658,314			¥ 3,637,355
Hybrid subordinated bonds
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	500,000		$ 500,000		$ 500,000
Bonds	¥ 498,876			498,154
Spread on variable interest rate	1.72%	1.72%	1.72%
Hybrid subordinated bonds | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	1.75%	1.75%	1.75%
Hybrid subordinated bonds | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.75%	2.75%	2.75%
2018 EUR Unsecured Senior Notes – variable rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 750
Bonds	¥ 0			101,912
2018 EUR Unsecured Senior Notes – variable rate | EURIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	1.10%	1.10%	1.10%
2018 EUR Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | €		€ 3,000
Bonds	¥ 433,611			405,290
2018 EUR Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.25%	2.25%	2.25%
2018 EUR Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.00%	3.00%	3.00%
2018 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $			$ 2,250		3,250
Bonds	¥ 298,842			395,303
2018 USD Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.40%	4.40%	4.40%
2018 USD Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.00%	5.00%	5.00%
Unsecured Senior Notes Assumed in Shire Acquisition
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $			$ 4,000
Bonds	¥ 515,298			465,958
Unsecured Senior Notes Assumed in Shire Acquisition | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.875%	2.875%	2.875%
Unsecured Senior Notes Assumed in Shire Acquisition | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.20%	3.20%	3.20%
Unsecured Senior Notes Assumed in Shire Acquisition
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $			$ 1,301		$ 1,520
Bonds	¥ 174,239			¥ 185,998
Unsecured Senior Notes Assumed in Shire Acquisition | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.00%	4.00%	4.00%	3.60%	3.60%
Unsecured Senior Notes Assumed in Shire Acquisition | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.25%	5.25%	5.25%	5.25%	5.25%
2020 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $			$ 7,000
Bonds	¥ 928,210			¥ 849,391
2020 USD Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.05%	2.05%	2.05%
2020 USD Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.375%	3.375%	3.375%
2020 EUR Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | €		€ 3,600
Bonds	¥ 519,808			485,985
2020 EUR Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	0.75%	0.75%	0.75%
2020 EUR Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.00%	2.00%	2.00%
JPY Unsecured Senior Bonds – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 250,000
Bonds	¥ 249,429			249,364
Interest rate (%)	0.40%	0.40%	0.40%
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 40,000			0
Bonds	¥ 40,000			¥ 0
Interest rate (%)	0.00%	0.00%	0.00%